Restructuring - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 9,729	$ 4,207
Provision balance	4,817		$ 6,022	$ 10,311
Other liability | Other liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	500
Other liability | Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Provision balance	2,200
Facility liability
Restructuring Cost and Reserve [Line Items]
Provision balance	$ 2,700